UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21680

                                                         Virtus Total Return Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                        Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                     Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 270-7788

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—0.3%

U.S. Treasury Note 1.625%, 5/15/26	$410	$411

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $412)		411

FOREIGN GOVERNMENT SECURITIES—5.1%

Argentine Republic

144A 9.125%, 3/16/24(3)	195	218

144A 7.500%, 4/22/26(3)	300	335

144A 7.875%, 6/15/27(3)	275	290

Series NY, 8.280%, 12/31/33	351	404

144A 7.125%, 7/6/36(3)	170	180

Bolivarian Republic of Venezuela

RegS 7.000%, 12/1/18(4)	27	15

RegS 7.750%, 10/13/19(4)	26	13

RegS 8.250%, 10/13/24(4)	165	73

7.650%, 4/21/25	465	201

9.375%, 1/13/34	195	90

Federative Republic of Brazil

12.500%, 1/5/22	250BRL	85

8.500%, 1/5/24	415BRL	116

Treasury Note Series F, 10.000%, 1/1/25	280BRL	80

5.625%, 1/7/41	155	157

Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200	235

Mongolia 144A 5.125%, 12/5/22(3)	200	168

Republic of Chile 5.500%, 8/5/20	100,500CLP	158

Republic of Colombia

4.375%, 3/21/23	229,000COP	68

9.850%, 6/28/27	471,000COP	190

Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200	219

Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200	209

Republic of El Salvador 144A 6.375%, 1/18/27(3)	285	292

Republic of Ghana RegS 10.750%, 10/14/30(4)	200	226

Republic of Indonesia Series FR56, 8.375%, 9/15/26	4,365,000IDR	358

Republic of Romania 144A 4.875%, 1/22/24(3)	106	121

Republic of South Africa

Series R203, 8.250%, 9/15/17	1,160ZAR	79

Series R208, 6.750%, 3/31/21	2,040ZAR	130

Republic of Turkey

9.000%, 3/8/17	285TRY	97

6.250%, 9/26/22	200	222

	PAR VALUE	VALUE

4.875%, 10/9/26	$335	$345

4.875%, 4/16/43	200	191

Russian Federation 144A 7.850%, 3/10/18(3)	10,000RUB	151

Sultanate of Oman 144A 4.750%, 6/15/26(3)	270	279

Ukraine 144A 7.750%, 9/1/26(3)	200	192

United Mexican States

Series M, 6.500%, 6/9/22	8,094MXN	448

4.750%, 3/8/44	124	137

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,225)		6,772

MORTGAGE-BACKED SECURITIES—8.4%

Agency—2.8%

FHLMC

3.500%, 3/1/45	222	235

3.500%, 4/1/46	309	325

FNMA

3.000%, 4/1/43	157	163

3.000%, 6/1/43	284	295

3.000%, 7/1/43	280	291

3.000%, 8/1/43	245	255

3.500%, 8/1/45	204	215

3.000%, 11/1/45	260	271

3.000%, 12/1/45	272	282

3.500%, 12/1/45	715	753

3.500%, 1/1/46	211	222

3.000%, 2/1/46	375	389

		3,696

Non-Agency—5.6%

American Homes 4 Rent

14-SFR2, C 144A 4.705%, 10/17/36(3)	195	212

15-SFR2, C 144A 4.691%, 10/17/45(3)	185	202

15-SFR1, A 144A 3.467%, 4/17/52(3)	176	187

Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.450%, 6/25/33(2)	125	120

Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	215	226

Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	13	13

Bank of America (Countrywide) Home Loan Mortgage Pass-Through-Trust 05-6, 2A1 5.500%, 4/25/35	66	64

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)

Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	$145	$156

Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates

05-1, AF5A 5.144%, 7/25/35(2)	206	204

05-12, 2A4 5.575%, 2/25/36(2)	160	159

Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	300	311

Citigroup Mortgage Loan Trust, Inc.

05-5, 2A3 5.000%, 8/25/35	54	54

15-A, A1 144A 3.500%, 6/25/58(2)(3)	152	155

Colony American Finance Ltd. 15-1 144A 2.896%, 10/15/47(3)	136	137

Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(2)	188	171

Credit Suisse Mortgage Trust 06-08, 3A1 6.000%, 10/25/21	92	88

Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.578%, 8/10/44(2)(3)	175	184

GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	140	143

GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	46	47

GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	72	63

Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	300	302

Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	91	91

JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PWR15, AMFX 144A 5.363%, 2/11/44(3)	60	55

JPMorgan Chase Commercial Mortgage Securities Trust 14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	135	142

JPMorgan Chase Mortgage Finance Corp. 16-1, M2 144A 3.750%, 4/25/45(2)(3)	133	137

JPMorgan Chase Mortgage Trust 16-2, M2 144A 3.750%, 12/25/45(2)(3)	261	270

MASTR Adjustable Rate Mortgages Trust 05-1, 3A1 3.256%, 2/25/35(2)	103	94

	PAR VALUE	VALUE

Non-Agency—(continued)

MASTR Alternative Loan Trust

04-4, 6A1 5.500%, 4/25/34	$85	$88

04-6, 7A1 6.000%, 7/25/34	251	245

MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	114	119

Mill City Mortgage Loan Trust 16-1, M1 3.150%, 4/25/57(2)(3)	125	125

Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C26,C 4.558%, 10/15/48(2)	135	142

Morgan Stanley Capital I Trust 07-IQ14, AM 5.864%, 4/15/49(2)	115	110

Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(3)	125	125

Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	93	91

Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	84	85

Residential Asset Mortgage Trust 04-SL4, A3 6.500%, 7/25/32	105	107

Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	146	146

Sequoia Mortgage Trust

14-2, A1 144A 4.000%, 7/25/44(2)(3)	52	53

14-4, A6 144A 3.500%, 11/25/44(2)(3)	154	158

15-1, A1 144A 3.500%, 1/25/45(2)(3)	98	101

Structured Asset Securities Corp. 03-AL1, A 144A 3.357%, 4/25/31(3)	117	116

Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 02-AL1, A3 3.450%, 2/25/32	229	227

Towd Point Mortgage Trust

15-1, A2 144A 3.250%, 10/25/53(2)(3)	125	127

15-5, A2 144A 3.500%, 5/25/55(2)(3)	160	162

15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	245	239

Vericrest Opportunity Loan Trust

15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	111	111

15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	104	104

15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	98	97

Wells Fargo (Wachovia Bank) Commercial Mortgage Trust

15-LC20, B 3.719%, 4/15/50	185	197

07-C33, A5 6.156%, 2/15/51(2)	300	309

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)

Wells Fargo - Royal Bank of Scotland plc Commercial Mortgage Trust 11-C5, C 144A 5.866%, 11/15/44(2)(3)	$130	$144

		7,515

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $11,061)		11,211

ASSET-BACKED SECURITIES—2.0%

CarFinance Capital Auto Trust

14-1A, D 144A 4.900%, 4/15/20(3)	265	264

15-1A, C 144A 3.580%, 6/15/21(3)	445	436

Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	175	175

DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	49	50

Exeter Automobile Receivables Trust

14-1A, C 144A 3.570%, 7/15/19(3)	140	141

15-A1, C 144A 4.100%, 12/15/20(3)	185	184

15-2A, C 144A 3.900%, 3/15/21(3)	185	183

15-3A, D 144A 6.550%, 10/17/22(3)	175	172

Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	214	217

Flagship Credit Auto Trust 14-1, E 144A 5.710%, 8/16/21(3)	150	150

Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	225	227

LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	110	107

U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	124	126

Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	223	225

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,665)		2,657

CORPORATE BONDS AND NOTES—28.1%

Consumer Discretionary—4.0%

Aramark Services, Inc. 144A 4.750%, 6/1/26(3)	90	91

Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	155	163

Beazer Homes USA, Inc. 5.750%, 6/15/19	110	111

Boyd Gaming Corp. 6.875%, 5/15/23	85	92

Brookfield Residential Properties, Inc.

	PAR VALUE	VALUE

Consumer Discretionary—(continued)

144A 6.500%, 12/15/20(3)	$100	$103

144A 6.125%, 7/1/22(3)	65	66

Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(15)	70	70

Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	50	51

Caesars Growth Properties Holdings LLC Finance, Inc. 9.375%, 5/1/22	95	96

CCO Holdings LLC 144A 5.500%, 5/1/26(3)	85	90

Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	275	278

Columbus Cable Barbados Ltd. 144A 7.375%, 3/30/21(3)(11)	200	215

Dakota Merger Sub, Inc. 144A 7.750%, 9/1/23(3)	15	15

Dana Financing Luxembourg S.a.r.l. 144A 6.500%, 6/1/26(3)	50	53

DISH DBS Corp. 144A 7.750%, 7/1/26(3)	10	11

Grupo Televisa SAB 4.625%, 1/30/26(11)	200	221

Hanesbrands, Inc.

144A 4.625%, 5/15/24(3)	30	32

144A 4.875%, 5/15/26(3)	55	58

Hilton Escrow LLC (Hilton Escrow Issuer Corp.) 144A 4.250%, 9/1/24(3)	15	15

International Game Technology plc 144A 6.250%, 2/15/22(3)	220	238

Landry’s, Inc. 144A 9.375%, 5/1/20(3)	170	179

M/I Homes, Inc. 6.750%, 1/15/21	105	110

MDC Holdings, Inc. 5.500%, 1/15/24	175	184

Meritor, Inc. 6.750%, 6/15/21	105	106

MGM Growth Properties Operating Partnership LP (MGP Finance Co-Issuer, Inc.) 144A 5.625%, 5/1/24(3)	30	33

144A 4.500%, 9/1/26(3)	45	45

MGM Resorts International 6.000%, 3/15/23	95	103

Mohegan Tribal Gaming Authority 9.750%, 9/1/21	135	145

MPG Holdco I, Inc. 7.375%, 10/15/22	175	181

New York University 4.142%, 7/1/48	115	120

Newell Rubbermaid, Inc. 144A 5.000%, 11/15/23(3)	25	27

Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	25	27

QVC, Inc. 5.125%, 7/2/22(11)	125	133

RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	105	112

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)

Scientific Games International, Inc.

6.625%, 5/15/21	$115	$87

144A 7.000%, 1/1/22(3)	115	123

SFR Group S.A. 144A 6.000%, 5/15/22(3)(11)	225	231

Signet UK Finance plc 4.700%, 6/15/24	185	181

Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	205	211

Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	140	143

TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	170	178

Toll Brothers Finance Corp.

5.625%, 1/15/24	35	38

4.875%, 11/15/25	235	247

TRI Pointe Group, Inc. 5.875%, 6/15/24	185	194

VTR Finance BV 144A 6.875%, 1/15/24(3)	200	210

		5,417

Consumer Staples—0.8%

Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	110	112

ESAL GmbH 144A 6.250%, 2/5/23(3)	200	203

Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	75	78

Post Holdings, Inc. 144A 5.000%, 8/15/26(3)	170	170

Rite Aid Corp. 144A 6.125%, 4/1/23(3)	50	54

Safeway, Inc. 7.250%, 2/1/31	105	105

Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	190	171

US Foods, Inc. 144A 5.875%, 6/15/24(3)	35	37

Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	110	120

		1,050

Energy—6.1%

Alberta Energy Co., Ltd. 8.125%, 9/15/30	75	86

Anadarko Petroleum Corp.

4.850%, 3/15/21	30	32

5.550%, 3/15/26	45	50

6.600%, 3/15/46	100	119

Antero Resources Corp. 5.625%, 6/1/23	95	96

Archrock Partners LP (Archrock Finance Corp.) 6.000%, 10/1/22	155	144

Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	65	63

Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	145	144

	PAR VALUE	VALUE

Energy—(continued)

Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	$165	$177

Cimarex Energy Co. 4.375%, 6/1/24	100	105

Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	99

Concho Resources, Inc. 5.500%, 4/1/23	60	62

CONSOL Energy, Inc. 5.875%, 4/15/22	130	118

Continental Resources, Inc.

5.000%, 9/15/22	115	112

4.500%, 4/15/23	65	62

Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 6.250%, 4/1/23	190	186

Ecopetrol S.A.

5.875%, 9/18/23	145	158

5.375%, 6/26/26	190	195

Enbridge Energy Partners LP 4.375%, 10/15/20	35	37

Encana Corp. 3.900%, 11/15/21	70	69

Energy Transfer Equity LP 5.875%, 1/15/24	190	196

EnLink Midstream Partners LP 4.850%, 7/15/26	20	20

EnQuest plc 144A 7.000%, 4/15/22(3)	200	109

EP Energy LLC (Everest Acquisition Finance, Inc.) 6.375%, 6/15/23	95	52

FTS International, Inc. 6.250%, 5/1/22	90	32

Gazprom OAO (Gaz Capital S.A.) 144A 6.000%, 11/27/23(3)(7)(11)	200	215

Gulfport Energy, Corp. 7.750%, 11/1/20	90	94

Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	110	117

Holly Energy Partners LP (Holly Energy Finance Corp.) 144A 6.000%, 8/1/24(3)	20	21

KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	200	220

Kinder Morgan, Inc. 7.750%, 1/15/32	155	187

Laredo Petroleum, Inc. 7.375%, 5/1/22	125	127

Linn Energy LLC 6.500%, 5/15/19(14)	155	34

Lukoil OAO International Finance BV 144A 7.250%, 11/5/19(3)	150	168

MPLX LP 144A 4.875%, 12/1/24(3)(11)	275	281

Murphy Oil Corp. 6.875%, 8/15/24	20	21

Newfield Exploration Co. 5.375%, 1/1/26	185	186

NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	180	170

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)

Occidental Petroleum Corp.

3.400%, 4/15/26	$10	$11

4.400%, 4/15/46	130	144

Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	221	33

Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(14)	150	27

Parker Drilling Co. (The) 7.500%, 8/1/20	165	134

Parsley Energy LLC (Parsley Finance Corp.) 144A 6.250%, 6/1/24(3)	225	233

Petrobras Global Finance BV

5.375%, 1/27/21	145	140

8.375%, 5/23/21	60	65

8.750%, 5/23/26	180	198

Petroleos de Venezuela SA

RegS 8.500%, 11/2/17(4)	87	64

144A 6.000%, 5/16/24(3)	235	88

Petroleos Mexicanos

6.000%, 3/5/20	95	104

144A 6.875%, 8/4/26(3)	185	215

6.500%, 6/2/41	105	111

PHI, Inc. 5.250%, 3/15/19	75	72

QEP Resources, Inc.

6.875%, 3/1/21	85	89

5.250%, 5/1/23	90	89

Range Resources Corp. 5.000%, 3/15/23	180	179

Regency Energy Partners LP

5.875%, 3/1/22	45	49

5.000%, 10/1/22	55	58

Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(7)	200	199

Sabine Oil & Gas Corp. 7.250%, 6/15/19(14)	190	1

Sabine Pass Liquefaction LLC 5.625%, 2/1/21	135	142

SM Energy Co. 6.125%, 11/15/22	70	68

Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	200	225

State Oil Co. (Republic of Azerbaijan) 4.750%, 3/13/23	220	216

Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	380	393

TransCanada Trust 5.625% (2)(5)	185	184

Transocean, Inc.

6.800%, 12/15/16(2)	55	56

	PAR VALUE	VALUE

Energy—(continued)

144A 9.000%, 7/15/23(3)	$50	$49

6.800%, 3/15/38	45	29

YPF S.A. 144A 8.500%, 3/23/21(3)	110	119

		8,148

Financials—7.0%

Akbank TAS 144A 7.500%, 2/5/18(3)	600TRY	189

Allstate Corp. (The) 5.750%, 8/15/53(2)(5)(11)	150	162

Ally Financial, Inc.

4.250%, 4/15/21	95	98

4.125%, 2/13/22	50	51

5.750%, 11/20/25	160	171

ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	200	228

Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	200	212

Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(11)	260	288

Banco de Credito del Peru

144A 4.250%, 4/1/23(3)(11)	100	107

144A 6.125%, 4/24/27(2)(3)(11)	95	106

Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	145	160

Banco Santander Chile 144A 3.875%, 9/20/22(3)(11)	155	164

Bancolombia S.A. 5.125%, 9/11/22	165	173

Bank of America Corp. 4.450%, 3/3/26	340	366

Bank of China Ltd. 144A 5.000%, 11/13/24(3)(11)	200	219

Barclays plc 3.200%, 8/10/21	200	201

Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	40,000CLP	61

Brixmor Operating Partnership LP 3.875%, 8/15/22	50	52

Capital One Financial Corp. 3.750%, 7/28/26	170	171

Citigroup, Inc.

4.600%, 3/9/26(11)	250	269

Citizens Financial Group, Inc. 5.500% (2)(6)	200	198

Compass Bank 3.875%, 4/10/25(11)	250	243

Corporate Office Properties LP 3.600%, 5/15/23(11)	190	190

Corrections Corp. of America 5.000%, 10/15/22	175	164

Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(11)	250	238

ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	130	131

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)

Eurasian Development Bank 144A 4.767%, 9/20/22(3)(11)	$200	$208

Fidelity National Financial, Inc. 5.500%, 9/1/22	40	44

First Niagara Financial Group, Inc. 7.250%, 12/15/21	200	245

FS Investment Corp. 4.750%, 5/15/22	180	184

General Motors Financial Co., Inc. 3.700%, 5/9/23	170	173

Genworth Holdings, Inc. 4.900%, 8/15/23	110	90

GrupoSura Finance SA 144A 5.500%, 4/29/26(3)(11)	200	217

Healthcare Realty Trust, Inc. 3.875%, 5/1/25	80	82

ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)

6.000%, 8/1/20	70	68

5.875%, 2/1/22	115	108

ICICI Bank Ltd. Dubai 144A 4.000%, 3/18/26(3)	200	209

iStar Financial, Inc.

4.875%, 7/1/18	75	76

5.000%, 7/1/19	105	105

Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)(11)	200	217

Korea Finance Corp. 4.625%, 11/16/21(11)	200	228

Leucadia National Corp. 5.500%, 10/18/23	110	115

Lincoln National Corp. 6.050% (2)(5)(11)	175	134

Manulife Financial Corp. 4.150%, 3/4/26	155	169

Morgan Stanley

144A 10.090%, 5/3/17(3)	280BRL	85

4.350%, 9/8/26	95	102

MPT Operating Partnership LP

6.375%, 3/1/24	10	11

5.500%, 5/1/24	90	95

5.250%, 8/1/26	10	11

OM Asset Management plc 4.800%, 7/27/26	170	170

Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	200	204

PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(11)	200	215

Prudential Financial, Inc.

5.875%, 9/15/42(2)(11)	215	238

5.625%, 6/15/43(2)(5)(11)	75	80

Select Income REIT 4.500%, 2/1/25(11)	180	178

Springleaf Finance Corp. 5.250%, 12/15/19	95	97

Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	162

	PAR VALUE	VALUE

Financials—(continued)

Trinity Acquisition plc 4.400%, 3/15/26	$160	$168

Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)(11)	215	219

Voya Financial, Inc. 5.650%, 5/15/53(2)	170	170

		9,489

Health Care—1.8%

Alere, Inc. 6.500%, 6/15/20	120	118

Capsugel S.A. PIK Interest Capitalization, 144A 7.000%, 5/15/19(3)(10)	31	31

Community Health Systems, Inc. 6.875%, 2/1/22	120	100

Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	30	23

Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	150	135

Endo Finance LLC 144A 6.000%, 7/15/23(3)	165	151

HCA, Inc.

5.375%, 2/1/25	205	212

5.250%, 6/15/26	60	64

IASIS Healthcare LLC 8.375%, 5/15/19	110	100

inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	60	62

MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	80	84

MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	10	11

Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	85	89

Quorum Health Corp. 144A 11.625%, 4/15/23(3)	70	60

Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	130	139

Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	190	201

Team Health, Inc. 144A 7.250%, 12/15/23(3)	10	11

Teleflex, Inc. 4.875%, 6/1/26	85	89

Tenet Healthcare Corp.

5.500%, 3/1/19	110	108

8.125%, 4/1/22	140	143

Teva Pharmaceutical Finance BV 4.100%, 10/1/46	105	107

Universal Health Services, Inc.

144A 4.750%, 8/1/22(3)	35	36

144A 5.000%, 6/1/26(3)	75	78

Valeant Pharmaceuticals International, Inc.

144A 6.375%, 10/15/20(3)	75	72

144A 7.500%, 7/15/21(3)	20	20

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)

144A 5.625%, 12/1/21(3)	$20	$18

144A 5.875%, 5/15/23(3)	95	84

		2,346

Industrials—2.2%

ADT Corp. (The) 6.250%, 10/15/21	150	165

Air Canada

144A 6.750%, 10/1/19(3)(11)	185	192

Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	63	66

Bombardier, Inc. 144A 6.125%, 1/15/23(3)	145	137

British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)(11)	54	57

Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	50	57

Carpenter Technology Corp. 4.450%, 3/1/23(11)	160	159

DP World Ltd. 144A 6.850%, 7/2/37(3)(11)	100	116

Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	190	184

Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	158	157

Masco Corp.

5.950%, 3/15/22	135	157

4.450%, 4/1/25	60	64

Nortek, Inc. 8.500%, 4/15/21	175	183

Owens Corning 3.400%, 8/15/26	210	210

Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	200	205

Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(3)	60	66

Standard Industries, Inc.

144A 5.125%, 2/15/21(3)	5	5

144A 5.500%, 2/15/23(3)	50	53

TransDigm, Inc.

6.000%, 7/15/22	130	136

6.500%, 5/15/25	55	57

UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	159	169

United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	127	129

Wheels Up Finance I LLC

16-01, A 7.500%, 6/30/17	152	150

16-01, A 7.342%, 6/1/24(2)(16)	53	53

		2,927

	PAR VALUE	VALUE

Information Technology—1.0%

Blackboard, Inc. 144A 7.750%, 11/15/19(3)	$110	$104

Diamond 1 Finance Corp. (Diamond 2 Finance Corp.)

144A 5.875%, 6/15/21(3)	15	16

144A 5.450%, 6/15/23(3)	35	37

144A 7.125%, 6/15/24(3)	35	38

144A 6.020%, 6/15/26(3)	35	38

144A 8.100%, 7/15/36(3)	30	35

144A 8.350%, 7/15/46(3)	35	41

Flextronics International Ltd. 4.750%, 6/15/25	185	196

Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(3)	90	96

Infor US, Inc. 6.500%, 5/15/22	95	97

NXP BV (NXP Funding LLC)

144A 4.125%, 6/1/21(3)	200	209

144A 4.625%, 6/1/23(3)	200	211

WESCO Distribution, Inc. 144A 5.375%, 6/15/24(3)	90	92

Western Digital Corp. 144A 10.500%, 4/1/24(3)	100	113

		1,323

Materials—2.7%

AK Steel Corp. 7.500%, 7/15/23	90	98

Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)(11)	230	254

ArcelorMittal 6.125%, 6/1/25	185	200

Ardagh Packaging Finance plc 144A 6.750%, 1/31/21(3)	200	208

Berry Plastics Corp. 5.125%, 7/15/23	175	181

BHP Billiton Finance USA Ltd. 144A 6.750% (2)(3)(5)(11)	200	228

Bluescope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	140	149

Boise Cascade Co. 144A 5.625%, 9/1/24(3)	140	144

Cascades, Inc. 144A 5.500%, 7/15/22(3)(11)	235	237

Cemex SAB de C.V. 144A 7.250%, 1/15/21(3)(11)	200	215

Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	55	56

Fibria Overseas Finance Ltd. 5.250%, 5/12/24	85	88

Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	75	87

Freeport-McMoRan Copper & Gold, Inc.

3.550%, 3/1/22	55	48

3.875%, 3/15/23	85	73

Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	140	152

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)

Graphic Packaging International, Inc. 4.125%, 8/15/24	$165	$	167

Ineos Group Holdings SA 144A 5.625%, 8/1/24(3)	245		245

Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)(11)	200		209

Novelis Corp. 144A 6.250%, 8/15/24(3)	15		16

Reynolds Group Issuer, Inc. 8.250%, 2/15/21	190		198

Teck Resources Ltd.

144A 8.000%, 6/1/21(3)	15		16

144A 8.500%, 6/1/24(3)	45		51

United States Steel Corp. 7.375%, 4/1/20	17		17

Vale Overseas Ltd. 5.875%, 6/10/21	120		125

Valvoline, Inc. 144A 5.500%, 7/15/24(3)	20		21

Vedanta Resources plc 144A 6.000%, 1/31/19(3)	200		189

			3,672

Telecommunication Services—1.7%

Altice Financing S.A. 144A 6.625%, 2/15/23(3)	200		209

America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN		103

AT&T, Inc.

4.800%, 6/15/44	65		69

5.650%, 2/15/47	60		72

CenturyLink, Inc. Series Y 7.500%, 4/1/24	140		152

Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	165		180

Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	230		208

Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)(11)	200		206

Frontier Communications Corp.

6.250%, 9/15/21	80		79

10.500%, 9/15/22	45		49

GTH Finance BV 144A 7.250%, 4/26/23(3)	200		216

Qwest Corp. 7.250%, 9/15/25	95		103

Sprint Communications, Inc. 6.000%, 11/15/22	145		132

Sprint Corp. 7.250%, 9/15/21	125		124

T-Mobile USA, Inc.

6.500%, 1/15/24	65		70

6.500%, 1/15/26	85		93

Windstream Corp. 7.750%, 10/15/20	260		268

			2,333

	PAR VALUE		VALUE
Utilities—0.8%

AmeriGas Partners LP 7.000%, 5/20/22	$160	$	171

Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	200		194

Majapahit Holding BV 144A 7.750%, 1/20/20(3)	160		187

NRG Yield Operating LLC 5.375%, 8/15/24	70		73

Southern Power Co. 4.150%, 12/1/25(11)	215		232

Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	135		128

TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	105		106

			1,091

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $37,915)			37,796

LOAN AGREEMENTS(2)—4.6%

Consumer Discretionary—0.8%

Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	77		74

Affinity Gaming LLC 5.000%, 7/1/23	109		109

Caesars Entertainment Operating Co., Inc.

Tranche B-4, 6.500%, 10/31/16(15)	36		39

Tranche B-6, 5.625%, 3/1/17(15)	66		69

Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	74		72

CDS U.S. Intermediate Holdings, Inc. First Lien, 5.000%, 7/8/22	52		51

Cengage Learning, Inc. 5.250%, 6/7/23	56		56

El Dorado Resorts, Inc. 4.250%, 7/25/22	43		43

Graton Resort & Casino Tranche B, 4.750%, 9/1/22	51		52

Harbor Freight Tools USA, Inc. 4.000%, 8/18/23	79		79

Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	101		101

Laureare Education, Inc. 2021 Extended, 8.157%, 3/17/21	87		87

Leslie’s Poolmart, Inc. Tranche B 0.000%, 8/16/23(8)	69		70

PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	31		31

Transtar Holding Co. Second Lien, 12.000%, 10/9/19(12)(15)	63		10

U.S. Farathane LLC Tranche B-2, 5.750%, 12/23/21	107		107

UFC Holdings LLC Tranche B, 5.000%, 7/22/23	84		84

			1,134

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Staples—0.5%

Albertson’s LLC Trance B-4, 4.500%, 8/25/21	$137	$138

Amplify Snack Brands, Inc. 0.000%, 8/24/23(8)	175	174

ASP MSG Acquisitions, Co., Inc. 6.000%, 8/16/23	36	36

Coty, Inc. Tranche B, 3.750%, 10/27/22	24	25

Galleria Co. Tranche B, 3.750%, 1/26/23	49	49

Hostess Brands LLC Tranche B, Second Lien, 8.500%, 8/3/23	185	186

Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	93	95

		703

Energy—0.2%

California Resources Corp. 0.000%, 12/31/21(8)	95	100

Chesapeake Energy Corp. 0.000%, 8/23/21(8)	29	30

Jonah Energy LLC Second Lien, 7.500%, 5/12/21	109	96

Seadrill Operating LP 4.000%, 2/21/21	107	51

		277

Financials—0.2%

Capital Automotive LP Second Lien, 6.000%, 4/30/20	88	88

Walter Investment Management Corp. Tranche B, 0.000%, 12/18/20(8)	155	143

		231

Health Care—0.7%

21st Century Oncology, Inc. Tranche B, 7.125%, 4/30/22	46	43

American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	59	58

Amneal Pharmaceuticals LLC Tranche B, 5.250%, 11/1/19	144	144

Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	94	94

CHG Healthcare Services, Inc. First Lien, 4.750%, 6/7/23	105	105

Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	58	55

InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	126	126

MMM Holdings, Inc. 9.750%, 12/12/17(12)(15)	39	34

MSO of Puerto Rico, Inc. 9.750%, 12/12/17(12)(15)	28	25

Multiplan, Inc. 5.000%, 6/7/23	50	51

NVA Holdings, Inc. Second Lien, 8.000%, 8/14/22	102	102

	PAR VALUE	VALUE

Health Care—(continued)

Quorum Health Corp. 6.750%, 4/29/22	$55	$53

		890

Industrials—0.4%

Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	78	77

Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	103	100

Filtration Group Corp. Second Lien, 8.250%, 11/22/21	34	34

Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	82	82

McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, 5.000%, 5/4/22	101	102

Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	155	153

		548

Information Technology—0.7%

Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	55	56

First Data Corp.

2021 Extended, 4.522%, 3/24/21	190	191

2022 Extended, 4.272%, 7/8/22 (2022 Dollar Term Loan)	240	241

Infinity Acquisition Ltd. 4.250%, 8/6/21	77	73

Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	83	81

NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	61	61

ON Semiconductor Corp. 5.250%, 3/31/23	51	52

Presidio, Inc. Refinancing, Term, 5.250%, 2/2/22	124	124

Western Digital Corp. Tranche B-1, 4.500%, 4/29/23	13	13

		892

Materials—0.7%

Anchor Glass Container Corp. Tranche B, 4.750%, 7/1/22	124	125

Berry Plastics Groups, Inc. Tranche G, 3.500%, 1/6/21	181	181

CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	147	143

Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	102	102

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)

INEOS U.S. Finance LLC Tranche 2022, 4.250%, 3/31/22	$11	$11

Macdermid, Inc. (Platform Speciality Products Corp.) Tranche B-3, 5.500%, 6/7/20	170	170

Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	138	138

PolyOne Corp. Tranche B-1, 3.500%, 11/11/22	71	71

PQ Corp. Tranche B-1, 5.750%, 11/4/22	28	28

		969

Utilities—0.4%

Atlantic Power LP 6.000%, 4/13/23	154	156

NRG Energy, Inc. 3.500%, 6/30/23	204	204

Texas Competitive Electric Holdings Co. LLC

2017 Extended, 4.970%, 10/10/17(15)	125	40

5.000%, 10/31/17	77	77

5.000%, 10/31/17	17	17

		494

TOTAL LOAN AGREEMENTS (Identified Cost $6,282)		6,138

	SHARES	VALUE

PREFERRED STOCKS—1.3%

Energy—0.1%

PTT Exploration & Production PCL 144A, 4.875%(2)(3)(11)	200(9)	205

Financials—1.0%

Citigroup, Inc. 6.250%(2)(6)	230(9)	249

Citigroup, Inc. Series J, 7.125%(5)	6,800	205

JPMorgan Chase & Co. Series V, 5.000%(2)	95(9)	95

JPMorgan Chase & Co. Series Z, 5.300%(2)(5)	35(9)	36

PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)(11)	140(9)	140

SunTrust Bank, Inc. 5.625%(2)	55(9)	57

Wells Fargo & Co. Series K, 7.980%(2)(11)	140(9)	148

Zions Bancorp. 6.950%(2)	7,760	232

		1,162

Industrials—0.2%

General Electric Co. Series D, 5.000%(2)(11)	227(9)	243

TOTAL PREFERRED STOCKS (Identified Cost $1,486)		1,610

	SHARES	VALUE

COMMON STOCKS—78.6%

Energy—19.4%

Enbridge, Inc.	107,496	$4,245

Inter Pipeline Ltd.	40,475	880

Kinder Morgan, Inc.	221,676	4,844

Koninklijke Vopak N.V.	14,930	757

ONEOK, Inc.	25,015	1,173

Pembina Pipeline Corp.	51,530	1,551

Plains GP Holdings LP Class A	73,020	831

Spectra Energy Corp.	77,150	2,748

Tallgrass Energy GP LP	34,680	807

Targa Resources Corp.	29,240	1,274

TransCanada Corp.	99,653	4,529

Williams Cos., Inc. (The)	81,309	2,272

		25,911

Financials—4.8%

American Tower Corp.	27,695	3,140

Crown Castle International Corp.	34,880	3,306

		6,446

Industrials—10.8%

Abertis Infraestructuras SA	101,607	1,574

Atlantia SpA	93,564	2,406

Auckland International Airport Ltd.	344,872	1,877

Ferrovial SA	58,454	1,152

Flughafen Zuerich AG	6,065	1,122

Sydney Airport	320,530	1,754

Transurban Group	389,531	3,355

Vinci SA	15,117	1,146

		14,386

Telecommunication Services—14.2%

AT&T, Inc.	99,060	4,050

BCE, Inc.	19,872	928

BT Group plc	219,057	1,111

Deutsche Telekom AG Registered Shares	103,315	1,725

Nippon Telegraph & Telephone Corp. ADR	34,525	1,522

Singapore Telecommunications Ltd.	568,000	1,676

TELUS Corp.	39,702	1,302

Verizon Communications, Inc.	72,749	3,807

Vodafone Group plc Sponsored ADR	91,427	2,802

		18,923

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Utilities—29.4%

ALLETE, Inc.	18,240	$1,082

American Electric Power Co., Inc.	19,700	1,272

American Water Works Co., Inc.	30,485	2,256

APA Group	151,955	1,055

Aqua America, Inc.	32,900	1,000

Atmos Energy Corp.	20,645	1,522

Black Hills Corp.	18,035	1,055

CMS Energy Corp.	36,635	1,538

Dominion Resources, Inc.	18,883	1,400

DTE Energy Co.	15,570	1,446

Edison International	19,250	1,400

Emera, Inc.	21,890	797

Eversource Energy	24,340	1,314

Hera SpA	373,300	1,034

Iberdrola SA	189,010	1,244

National Grid plc	216,509	2,975

NextEra Energy, Inc.	33,405	4,040

NiSource, Inc.	44,875	1,074

ONE Gas, Inc.	12,545	768

Scottish & Southern Energy plc	54,500	1,076

Sempra Energy	25,080	2,624

SevernTrent plc	33,415	1,045

Snam Rete Gas SpA	177,790	986

South Jersey Industries, Inc.	28,389	843

Spire, Inc.	17,545	1,135

Vectren Corp.	25,265	1,236

Veolia Environnement SA	44,780	952

WEC Energy Group, Inc.	19,885	1,191

		39,360

TOTAL COMMON STOCKS (Identified Cost $87,229)		105,026

	CONTRACTS	VALUE

PURCHASED OPTIONS—0.1%

Call Options—0.0%

S&P 500 ® Index expiration 09/02/16 strike price $2,290	468	0

S&P 500 ® Index expiration 09/07/16 strike price $2,295	250	0

S&P 500 ® Index expiration 09/09/16 strike price $2,290	464	3

	CONTRACTS	VALUE

Call Options—(continued)

S&P 500 ® Index expiration 09/14/16 strike price $2,285	248	$1

		4

Put Options—0.1%

S&P 500 ® Index expiration 09/02/16 strike price $2,070	468	7

S&P 500 ® Index expiration 09/07/16 strike price $2,060	250	17

S&P 500 ® Index expiration 09/09/16 strike price $2,040	464	42

S&P 500 ® Index expiration 09/14/16 strike price $2,035	248	32

		98

TOTAL PURCHASED OPTIONS—0.1% (Premiums Received $267)		102

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—128.5% (Identified Cost $154,542)		171,723(1)(13)

WRITTEN OPTIONS—(0.2)%

Call Options—(0.0)%

S&P 500 ® Index expiration 09/02/16 strike price $2,240	468	(2)

S&P 500 ® Index expiration 09/07/16 strike price $2,245	250	—(17)

S&P 500 ® Index expiration 09/09/16 strike price $2,240	464	(7)

S&P 500 ® Index expiration 09/14/16 strike price $2,235	248	(7)

		(16)

Put Options—(0.2)%

S&P 500 ® Index expiration 09/02/16 strike price $2,120	468	(30)

S&P 500 ® Index expiration 09/07/16 strike price $2,110	250	(36)

S&P 500 ® Index expiration 09/09/16 strike price $2,090	464	(77)

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE

Put Options—(continued)

S&P 500 ® Index expiration 09/14/16 strike price $2,085	248	$(94)

		(237)

TOTAL WRITTEN OPTIONS—(0.2)% (Premiums Received $567)		(253)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—128.3% (Identified Cost $153,975)		171,470

Other assets and liabilities, net—(28.3)%		(37,804)

NET ASSETS—100.0%		$133,666

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at August 31, 2016, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at August 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities amounted to a value of $27,575 or 20.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after August 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	All or a portion of the security is segregated as collateral for written options.
(12)	Illiquid security.
(13)	All or a portion segregated as collateral for borrowings.
(14)	Security in default, no interest payments are being received.
(15)	Security in default, interest payments are being received during the bankruptcy proceedings.
(16)	Coupon represents commitment fee for unfunded portion of the loan.
(17)	Amount is less than $500 (not reported in 000s).

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	59%

Canada	9

United Kingdom	6

Australia	4

Italy	3

Spain	2

France	1

Other	16

Total	100%

† % of total investments net of written options as of August 31, 2016

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of August 31, 2016 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

	Total Value at August 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,657	$—	$2,657	$—
Corporate Bonds and Notes	37,796	—	37,592	204
Foreign Government Securities	6,772	—	6,772	—
Loan Agreements	6,138	—	6,138	—
Mortgage-Backed Securities	11,211	—	11,211	—
U.S. Government Securities	411	—	411	—
Equity Securities:
Common Stocks	105,026	105,026	—	—
Preferred Stocks	1,610	437	1,173	—
Purchased Options	102	102	—	—

Total Investments before Written Options	$171,723	$105,565	$65,954	$204

Written Options	$(253)	$(253)	$—	$—

Total Investments Net of Written Options	$171,470	$105,312	$65,954	$204

There were no transfers from Level 1 to Level 2 related to securities held as of August 31, 2016. Securities held by the Fund with an end of period value of $232 were transferred from Level 2 to Level 1 since starting to use an exchange price.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Loan Agreements		Corporate Bonds and Notes

Balance as of November 30, 2015:	$ 173		$ 173		$ —

Accrued discount/(premium)	—	(c)	—	(c)	—	(c)

Realized gain (loss)	—	(c)	—	(c)	—	(c)

Change in unrealized appreciation (depreciation)	(28)		(28)		—

Purchases	353		—		353

Sales(b)	(189)		(39)		(150)

Transfers into Level 3 (a)(d)	1		—		1

Transfers from Level 3 (a)(d)	(106)		(106)		—

Balance as of August 31, 2016	$ 204		$ —		$ 204

(a)	“Transfers into and/or from” represent the ending value as of August 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers to/from Level 3 are due to an increase and/or decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

    A. SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

●	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
●	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
●	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited)

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited)

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At August 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (before written options)	$154,510	$24,335	$(7,122)	$17,213
Written Options	(567)	315	(2)	313

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2016 (Unaudited)

NOTE 4 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at August 31, 2016, with an aggregate value of $69 representing 0.1% of the Fund’s net assets.

At August 31, 2016, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 6 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that the following subsequent event requires disclosure in these Notes to Schedule of Investments. On September 27, 2016, the Board of Directors of the Fund announced it has approved a tender offer for up to 40 percent of the Fund’s outstanding shares at a price equal to 99 percent of its net asset value (NAV) per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. The tender offer is expected to commence on or about February 15, 2017.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Total Return Fund

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 10/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 10/26/2016

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial
Officer, and Treasurer
(principal financial officer)

Date 10/26/2016

* Print the name and title of each signing officer under his or her signature.